Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share Basic [Line Items]
Net earnings	$ 199,391	$ 131,247	$ 299,028
Earnings attributable to common shareholders	144,547	74,417	219,199
Convertible Series A preferred shares			38,390
Earnings attributable to common shareholders plus assumed conversion	$ 144,547	$ 74,417	$ 257,589
Earnings attributable to common shareholders, shares	99,217,000	93,402,000	65,273,000
Share-based compensation, shares	61,000	131,000	306,000
Contingent consideration, shares		117,000	567,000
Shares held in escrow			47,000
Convertible Series A preferred shares, shares			21,641,000
Earnings attributable to common shareholders plus assumed conversion, shares	99,278,000	93,650,000	87,834,000
Earnings attributable to common shareholders, per share amount	$ 1.46	$ 0.80	$ 3.36
Earnings attributable to common shareholders plus assumed conversion, per share amount	$ 1.46	$ 0.79	$ 2.93
Series C Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	$ (33,537)	$ (33,623)	$ (34,035)
Series C preferred share repurchases	(100)		(660)
Series D Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	(10,086)	(10,036)	(6,744)
Series E Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares	$ (11,121)	(9,776)
Series A Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Dividends on preferred shares		$ (3,395)	$ (38,390)